SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                                               Commission File Number 0-14871


NOTIFICATION OF LATE FILING
(Check One):   Form 10-K [_]   Form 11-K [_]   Form 20-F [_]   Form 10-Q [X]
               Form N-SAR [_]

For Period Ended:  March 29, 2002

[_]  Transition  Report  on Form  10-K   [_]  Transition  Report  on Form 10-Q
[_]  Transition  Report  on  Form  20-F  [_] Transition  Report  on Form  N-SAR
[_]  Transition Report on Form 11-K

For the Transition Period Ended:
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     Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant ML Media Partners, L.P.

Former name if applicable

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Address of principal executive office (STREET AND NUMBER)

World Financial Center, South Tower - 14th Floor
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City, State and Zip Code   New York, New York  10080-6114
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                         PART II. RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                               PART III. NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The financial statements of C-ML Cable, the joint venture between the Registrant and Adelphia Communications Corporation ("Adelphia") that owns cable television systems in Puerto Rico, are a material component of the Registrant's financial statements. Under the terms of the joint venture agreement relating to C-ML Cable, Adelphia has the responsibility for maintaining the books and records of the joint venture. Although Adelphia has furnished to the Registrant audited financial statements of C-ML Cable for the years ended December 31, 2000 and 2001 as well as internal statements for the three month period ended March 31, 2002, the Registrant has raised questions with respect to certain items in those financial statements, as reported in the Registrant's Form 10-Q for the quarter ended September 29, 2000. The Registrant has not received satisfactory responses from Adelphia with respect to those items, and, accordingly, has not been able to prepare financials for periods since the Registrant's quarter ended September 29, 2000. In consideration of these circumstances, the Registrant has determined that it has been inappropriate and continues to be inappropriate at this time to file its financial statements for the years ended December 31, 2000 and December 31, 2001, which would include the financial statements of C-ML Cable provided to the Registrant by Adelphia. Registrant will be unable to file the Form 10-Q for the three months ended March 29, 2002 unless and until Registrant is able to prepare and file its financial statements for the years ended December 29, 2000 and December 28, 2001.

                                                                     FORM 12b-25
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                           PART IV. OTHER INFORMATION

   (1) Name and telephone number of person to contact in regard to this notification

Elizabeth McNey Yates      212/980-7110
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           (Name)                                 (Area Code) (Telephone Number)

   (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
identify report(s).                                               [_] Yes [X] No

12/29/00 10-K; 3/30/2001 10-Q; 6/29/2001 10-Q; 9/28/2001 10-Q; 12/28/2001 10-K

   (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                  [_] Yes [X] No

   If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


               ML Media Partners, L.P.
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                  (Name of registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

                      By:  Media Management Partners
                      By:  RP Media Management
                         By: IMP Media Management, Inc.


Date  5/20/02                    By: s/Elizabeth McNey Yates
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                                     Elizabeth McNey Yates


         INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

     Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).





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